Leases - Movement in lease liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Leases
Beginning balance	£ 4,340	£ 4,393
Cash flows	(1,444)	(1,684)
Acquisition	1,437	1,522
Accretion expense	97	109
Ending balance	£ 4,430	£ 4,340